Other Financial Assets - Summary of Other Financial Assets (Detail) - CAD ($) $ in Millions	Jan. 31, 2024	Jan. 31, 2023
Disclosure of other financial assets [line items]
Current	$ 106.6	$ 122.6
Non-current	49.6	69.3
Total other financial assets	156.2	191.9
Restricted investment [member]
Disclosure of other financial assets [line items]
Total other financial assets	13.4	12.9
Derivative financial instruments [member]
Disclosure of other financial assets [line items]
Total other financial assets	79.0	106.5
Advances to suppliers related to property, plant and equipment [member]
Disclosure of other financial assets [line items]
Total other financial assets	22.2	36.2
Other financial asset [member]
Disclosure of other financial assets [line items]
Total other financial assets	$ 41.6	$ 36.3